Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 3	$ 1,834	$ 33	$ 3,502	$ 5,372
Balance, shares at Dec. 31, 2021	13,875
Dividends declared to the former shareholders				(4,942)	(4,942)
Foreign currency translation adjustment			(66)		(66)
Net income for the year				1,448	1,448
Balance at Dec. 31, 2022	$ 3	1,834	(33)	8	1,812
Balance, shares at Dec. 31, 2022	13,875
Foreign currency translation adjustment			43		43
Net income for the year				198	198
Balance at Dec. 31, 2023	$ 3	1,834	10	206	2,053
Balance, shares at Dec. 31, 2023	13,875
Foreign currency translation adjustment			(287)		(287)
Net income for the year				444	444
Issuance of new shares	$ 1	5,133			5,134
Issuance of new shares, shares	1,750
Balance at Dec. 31, 2024	$ 4	$ 6,967	$ (277)	$ 650	$ 7,344
Balance, shares at Dec. 31, 2024	15,625